EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per share
The following table provides the amounts used in the calculation of basic earnings per share for the years ended December 31, 2018, 2017 and 2016:

		For the years ended December 31,
		2018	2017	2016
Profit attributable to owners of the Company	€ thousand	784,678	535,393	398,762
Weighted average number of common shares	thousand	188,606	188,951	188,923
Basic earnings per common share		€4.16	2.83	2.11
The following table provides the amounts used in the calculation of diluted earnings per share for the years ended December 31, 2018, 2017 and 2016:

		For the years ended December 31,
		2018	2017	2016
Profit attributable to owners of the Company	€ thousand	784,678	535,393	398,762
Weighted average number of common shares for diluted earnings per common share	thousand	189,394	189,759	188,946
Diluted earnings per common share		€4.14	2.82	2.11